SUPPLEMENTARY CASH FLOW INFORMATION (Tables)	12 Months Ended
Aug. 31, 2019
Notes to Financial Statements [Abstract]
Disclosure of detailed information about non-cash working capital [Table Text Block]
Year ended	August 31, 2019	August 31, 2018		August 31, 2017

Amounts receivable, prepaid expenses and other assets	$195	$(42)		$3,603
Accounts payable and other liabilities	(585)	251	[1]	(1,070)
	$(390)	$209		$2,533

[1]Prior year reclassification: An amount of $2,756 has been reclassified to investing activities for the year ending August 31, 2018.  The classification was made to correct the prior year presentation in the cash flow statement versus what was previously presented.  The cash flow re-classification did not impact any item on the statement of financial position or on the statement of Loss and Comprehensive Loss.

Disclosure of detailed information about significant non-cash investing and financing transactions [Table Text Block]
August 31, 2019
Fair value of common shares issued for repayment of LMM Loan	$10,000
Fair value of common shares issued for arrangement of Sprott Loan	1,000
Fair value of common shares issued for convertible note interest payment	687